Cover	Jun. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2025
Entity File Number	001-14310
Entity Registrant Name	GLASSBRIDGE ENTERPRISES, INC.
Entity Central Index Key	0001014111
Entity Tax Identification Number	41-1838504
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	551 Madison Ave Suite 800
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	220-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false